Derivative Financial Instruments - Summary of Information About Hedging Ineffectiveness by Risk Category (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Designated as fair value hedges:
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ (299)	£ (360)
Change in FV of hedged items	364	414
Hedge ineffectiveness recognised in income statement	65	54
Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(358)	(264)
Change in FV of hedged items	384	284
Hedge ineffectiveness recognised in income statement	26	20
Designated as fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	59	(96)
Change in FV of hedged items	(20)	130
Hedge ineffectiveness recognised in income statement	39	34
Designated as cash flow hedges:
Disclosure of detailed information about hedges
Change in FV of hedging instruments	927	(910)
Change in FV of hedged items	(974)	864
Hedge ineffectiveness recognised in income statement	(46)	(46)
Hedge ineffectiveness recognised in OCI	(973)	864
Amount reclassified from cash flow hedging reserve to income statement	803	(1,021)
Designated as cash flow hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	185	34
Hedge ineffectiveness recognised in income statement	£ 6	1
Income statement line item affected by reclassification	Net interest income
Hedge ineffectiveness recognised in OCI	£ (179)	(33)
Amount reclassified from cash flow hedging reserve to income statement	33	13
Designated as cash flow hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	782	(604)
Hedge ineffectiveness recognised in income statement	(48)	(43)
Hedge ineffectiveness recognised in OCI	(830)	561
Amount reclassified from cash flow hedging reserve to income statement	773	(709)
Designated as cash flow hedges: | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(42)	(333)
Hedge ineffectiveness recognised in income statement	(4)	(4)
Hedge ineffectiveness recognised in OCI	38	329
Amount reclassified from cash flow hedging reserve to income statement	2	(316)
Designated as cash flow hedges: | Equity risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	2	(7)
Hedge ineffectiveness recognised in income statement	£ 0	0
Income statement line item affected by reclassification	Operating expenses
Hedge ineffectiveness recognised in OCI	£ (2)	7
Amount reclassified from cash flow hedging reserve to income statement	£ (5)	£ (9)